INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

December 29, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of 361 Absolute Alpha Fund

The Trust is filing Post-Effective Amendment No. 198 to its Registration Statement under Rule 485(a)(1) to update information related to the Fund’s three new sub-advisors added during 2011.

Please direct your comments to Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer